Organization and Summary of Significant Accounting Policies (Details 18) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Cash Received From Stock Option Exercises And Related Income Tax Benefit
Cash Received from Stock Option Exercises	$ 2,683	$ 770	$ 33
Income Tax Benefit	$ 729	$ 421	$ 9